Unaudited condensed consolidated interim statements of financial position € in Millions, $ in Millions		Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Non‑current assets
Property, plant and equipment		$ 52	$ 48
Intangible assets		266	272
Deferred tax assets		1,429	1,296
Research and development incentive receivables		69	86
Prepaid expenses		24	26
Other non-current assets	[1]	124	55
Total non‑current assets		1,964	1,784
Current assets
Inventories		371	474
Prepaid expenses		572	328
Trade and other receivables		1,931	1,647
Research and development incentive receivables		10	10
Financial assets		1,600	949
Cash and cash equivalents		3,584	3,491
Total current assets		8,068	6,899
Total assets		10,032	8,683
Equity attributable to owners of the parent
Share capital		7	7
Share premium		6,308	6,187
Translation differences		138	139
Retained earnings/(accumulated losses)		558	(280)
Other reserves		1,406	1,270
Total equity		8,417	7,323
Non-current liabilities
Provisions for employee benefits		4	3
Lease liabilities		36	36
Total non-current liabilities		40	39
Current liabilities
Lease liabilities		11	11
Trade and other payables		1,515	1,267
Tax liabilities		49	42
Total current liabilities		1,575	1,320
Total liabilities		1,615	1,360
Total equity and liabilities		$ 10,032	$ 8,683

[1]	Comparative figures have been aligned with the presentation adopted in the current period, reflecting the combination of investment in a joint venture and other non-current assets.